INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 15    INCOME TAXES

The Company utilizes the asset and liability approach to measuring deferred tax assets and liabilities based on temporary differences existing at each balance sheet date using currently enacted tax rates in accordance with FASB ASC 740. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The income tax expense for the years ended December 31, 2016 and 2015 consists of the following:

	2016	2015
Current
Federal	$—	$—
State and Local	1,750	1,250
	1,750	1,250
Deferred
Federal	—	—
State and Local	—	—
	—	—
	$1,750	$1,250

The components of the Company’s deferred tax assets for the years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets:
Net operating losses	17,720,179	4,263,605
Depreciation and amortization	(4,742)	(182,903)
Allowance for doubtful accounts	9,681	6,324
Accrued vacation	161,374	112,892
Accrued personal property tax	3,152	4,083
Other	4,292	1,651
Total deferred tax assets	17,893,936	4,205,652
Less: Valuation allowance	(17,893,936)	(4,205,652)
Net deferred tax assets	$—	$—

The following is a reconciliation of the reported amount of income tax expense (benefit) for the years ended December 31, 2016 and 2015 to the amount of income tax expenses that would result from applying the statutory rate to pretax income.

	2016	2015
Benefit for income taxes computed at federal statutory rate	$(30,309,817)	$(19,685,292)
State income taxes, net of federal tax benefit	(3,977,787)	(1,998,974)
Non-deductible expenses	20,524,787	12,902,916
NOL write off due to Section 382 limitation	—	23,200,232
Increase (decrease) in valuation allowance	13,688,236	(14,277,865)
Other, net	76,331	(139,767)
Provision for income taxes	$1,750	$1,250
Effective tax rate	(0.01)%	(0.01)%

As of December 31, 2016 the Company has generated operating losses. As a result the Company has recorded a full valuation allowance against its net deferred tax assets as of December 31, 2016 and 2015. The valuation allowance increased by $13,688,236 during the tax year ended December 31, 2016.

During the prior year ended December 31, 2015, the Company had a change of ownership for Internal Revenue Code purposes. The amount of the net operating losses for federal and state purposes was reduced to the amount that can be used considering those limitations. The amount presented is reduced based on the section 382 limitation and the carryforward period as provided by the federal and state tax laws.

As of December 31, 2016 and 2015, the Company has a net operating loss carry forwards for Federal income tax purposes of $46.7 million and $11.5 million, respectively, which expire in varying amounts during the tax years 2023 and 2035. The Company has net operating loss carry forwards for State income tax purposes of $41.6 million and $10.5 million which expire in varying years from 2025 to 2035.

Under FASB ASC 740, tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of December 31, 2016 and 2015, the Company has no liabilities for unrecognized tax benefits.

The Company’s policy is to recognize potential interest and penalties accrued related to unrecognized tax benefits within income tax expense. For the years ended December 31, 2016, and 2015, the Company did not recognize any interest or penalties in its statement of operations, nor did it have any interest or penalties accrued in its balance sheet at December 31, 2016 and 2015 relating to unrecognized tax benefits.

The tax years 2013-2016 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which the Company is subject.